DEFERRED TAX - Unprovided tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Expiry profile of these unprovided tax losses
Unprovided tax losses	¥ 11,387,469	¥ 18,213,620
Within 1 year
Expiry profile of these unprovided tax losses
Unprovided tax losses		7,689,663
Past due for 1 to 2 years
Expiry profile of these unprovided tax losses
Unprovided tax losses	6,753,096	7,650,084
2020
Expiry profile of these unprovided tax losses
Unprovided tax losses	711,878	711,878
2021
Expiry profile of these unprovided tax losses
Unprovided tax losses	975,081	975,081
2022
Expiry profile of these unprovided tax losses
Unprovided tax losses	1,211,002	¥ 1,186,914
2023
Expiry profile of these unprovided tax losses
Unprovided tax losses	¥ 1,736,412